Schedule of Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Total provision for income taxes
Theralink Technologies Inc [Member]
Income tax benefit at U.S. statutory rate of 21%					$ (6,490,576)		$ (2,675,812)
Income tax benefit – state					(1,431,017)		(589,953)
Non-deductible expenses					5,473,710		1,543,675
Change in valuation allowance					2,447,883		1,722,090
Total provision for income taxes